Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Salary and welfare payable	106,844	107,353
Accrued operating expenses	39,694	16,426
Payable for acquisitions of property and equipment	4,083	2,802
Other tax payable	2,013	1,195
Refund liabilities (1)	389	225
	153,023	128,001

(1)
Refund liabilities represented the estimated amounts of fee received for other educational products and services that are estimated to be refunded as described in Note 2.